Related Party	6 Months Ended
Mar. 31, 2024
Disclosure of Related Party Explanatory [Abstract]
Related Party

20. RELATED PARTY

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Company is L Catterton.

Transactions with key management personnel

Key management compensation

Key management personnel for the periods presented consisted of our Chief Executive Officer, Chief Financial Officer, Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, Chief Technical Operations Officer, President Europe, President Americas and the Board of Directors. Key management compensation is comprised of the following:

	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros)	2024	2023	2024	2023
Short-term employee benefits	4,201	3,249	8,138	7,628
Long-term employee benefits	—	60	—	122
Post-employment benefits	192	195	470	384
Termination benefits	—	1,953	—	1,953
Share-based compensation expenses	—	2,736	2,952	2,736
Total	4,393	8,192	11,560	12,823

The Company paid personal income taxes of €6.8 million in December 2023 for the fully vested MIP program on behalf of key management personnel. As of March 31, 2024, the Company has a receivable of this amount recorded in non-current 'Other Assets', because the key management personnel will subsequently reimburse the Company.

Key management personnel transactions

The Company maintains a long-term business relationship related to the production of advertising content with a model agency, owned by a family member of our Chief Executive Officer. During the six months ended March 31, 2023, the Company incurred marketing expenses in the amount of €0.1 million. No expenses were incurred during the the three months ended March 31, 2023 or three and six months ended March 31, 2024.

The Company leased administrative buildings from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity managed by our Chief Executive Officer and controlled by the predecessor shareholders, AB-Beteiligungs GmbH and CB Beteiligungs GmbH & Co. KG, and made lease payments (equivalent to the expenses for the period) in the amount of €0.1 million and €0.2 million during the three and six months ended March 31, 2024, respectively and €0.1 million and €0.2 million during the three and six months ended March 31, 2023, respectively. The lease liability amounted to €1.5 million and €1.7 million as of March 31, 2024 and September 30, 2023, respectively. The corresponding right-of-use assets amounted to €1.5 million and €1.7 million as of March 31, 2024 and September 30, 2023, respectively.

As of September 30, 2023, the Company had outstanding receivables of €2.5 million against Ockenfels. As of March 31, 2024, there is no longer a material outstanding balance against Ockenfels.

Other related party transactions

Transactions with other related parties primarily consisted of consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and related entities controlled by the shareholders of the Company. During the three and six months ended March 31, 2024, consulting fees and cost reimbursement of €0.1 million and €0.3 million, respectively, were recognized as expenses. The Company recognized €0.1 million as expenses in both the three and six months ended March 31, 2023.

As of March 31, 2024, the Company has a lease liability of €0.1 million owed to CB Beteiligungs GmbH & Co. KG. As of September 30, 2023, the corresponding lease liability amounted to €0.1 million. The corresponding right-of-use asset amounted to €0.1 million and €0.1 million as of March 31, 2024 and September 30, 2023, respectively.

As described in Note 12 - Tax Receivable Agreement (TRA), in October 2023 the Company entered into the TRA with the pre-IPO shareholder MidCo. There were no payments made under the TRA during the three and six months ended March 31, 2024. The outstanding balance of the TRA liability as of March 31, 2024 was €345.3 million.

During the three and six months ended March 31, 2024, director compensation amounted to €0.1 million and €0.1 million, respectively.